RELATED PARTY TRANSACTIONS - Note Financing (Details) - Convertible notes - USD ($)	Sep. 30, 2025	Jun. 30, 2025
RELATED PARTY TRANSACTIONS
Aggregate principal amount		$ 103,185
Related Party | Sixth Borough Capital Fund, LP
RELATED PARTY TRANSACTIONS
Aggregate principal amount	$ 1,050,000
Related Party | Sandip Patel
RELATED PARTY TRANSACTIONS
Aggregate principal amount	$ 1,000,000